Consolidated Statements of Cash Flows - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities:
Net loss	¥ (872,926,433)	¥ (744,748,251)	¥ (382,929,166)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	165,904,572	133,402,504	74,276,142
Loss on disposal of property and equipment	16,404,477	8,835,137	1,546,122
Loss on disposal of intangible assets	646,162
Provision for Inventories write-down	11,589,111	387,999
Allowance for doubtful accounts	2,602,855	2,356,034
Impairment losses of long-lived assets	111,426,961	7,222,765	1,001,880
Share-based payment expenses	64,476,991	74,686,711
Unrealized foreign currency transaction loss	4,966,290	2,369,080	827,068
Changes in fair value of Deferred Contingent consideration	26,106,460
Changes in fair value of convertible notes	58,280,908	4,493,605	5,577,001
Changes in fair value of warrant liabilities	83,966,126	(45,903,468)
Changes in fair value of ESA derivative liabilities	(19,654,006)	186,598,308
Changes in operating assets and liabilities:
Accounts receivable	(24,547,169)	1,844,063	(1,839,140)
Inventories	9,159,557	(29,376,113)	(31,174,705)
Prepaid expenses and other current assets	(51,312,481)	16,088,529	(36,203,431)
Other non-current assets	13,854,618	(14,959,136)	(35,499,307)
Accounts payable	114,209,601	44,720,900	45,555,721
Amounts due to related parties	29,779,882	8,411,048	4,083,764
Contract liabilities	20,553,014	10,333,684	11,705,026
Other current liabilities	31,763,373	35,009,222	69,469,317
Other non-current liabilities	976,306	(39,247,754)	28,637,700
Right-of-use assets and lease liabilities	5,642,944	50,546,769
Net cash used in operating activities	(196,129,881)	(286,928,364)	(244,966,008)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(292,404,840)	(334,930,178)	(335,318,355)
Purchase of short-term investments		(370,242,173)
Purchase of time deposits	(17,165,400)
Proceeds from disposal of property and equipment	271,437		41,000
Proceeds from disposal of short-term investments	369,297,715
Net cash generate from/(used in) investing activities	59,998,912	(705,172,351)	(335,277,355)
Cash flows from financing activities:
Proceeds from convertible notes			312,092,172
Proceeds from bank borrowings	1,003,893,914	707,579,122	209,258,775
Repayment of bank borrowings	(877,002,532)	(494,930,388)	(5,300,000)
Payment of offering costs	(4,657,323)	(81,688,831)	(9,310,208)
Proceeds from Merger Transaction		24,237,896
Proceeds from equity financing through PIPE Transaction		316,426,861
Proceeds from equity financing through ESA Transaction		355,535,000
Payment for issuance costs of ordinary shares			(136,000)
Proceeds from issuance of ordinary shares			291,393,000
Payments to Shaolin Capital Management LLC due to ESA Transaction	(249,470,932)
Proceed from exercise of employee share option	1,412,126
Proceeds from financing through Popeyes Transaction	206,658,000
Net cash provided by financing activities	80,833,253	827,159,660	797,997,739
Effect of foreign currency exchange rate changes on cash and cash equivalents	19,806,978	13,181,099	(1,790,729)
Net increase (decrease) in cash and cash equivalents	(35,490,738)	(151,759,956)	215,963,647
Cash and cash equivalents at beginning of the year	239,077,430	390,837,386	174,873,739
Cash and cash equivalents at end of the year	203,586,692	239,077,430	390,837,386
Supplemental disclosure of cash flow information:
Interest expenses paid	20,048,704	13,678,165	1,481,293
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment with unpaid costs accrued within other current liabilities	136,476,992	139,578,631	172,981,034
Exchange of Public and Private warrants by issuance of ordinary shares	105,931,381
Issuance of ordinary shares to settle bonus		1,355,772	1,016,622
Accrued offering costs		¥ 4,039,468	¥ 9,164,827